Intangible and other long-term assets (Narrative) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2009
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 10,087	$ 125,384	$ 254,217
Trademark San 42 [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets impairment loss				$ 16,000
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment loss				$ 2,352,000